Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Deferred Income Taxes	D.Deferred income taxes
	2024	2023
Deferred tax assets
Net operating loss carry forward	$18,684	$15,492
Research and development expenses	2,034	1,993
Operating lease liabilities	709	726
Share-based compensation	2,028	1,762
Total gross deferred tax assets	23,455	19,973
Less – valuation allowance	(22,767)	(19,267)

Deferred tax liabilities:
Operating lease assets	688	706
Net deferred tax assets	$-	$-

Schedule of Valuation Allowance	G.Roll forward of valuation allowance:
Balance at December 31, 2023	$(19,267)
Change	(3,500)
Balance at December 31, 2024	$(22,767)